Tax expense - Disclosure of reconciliation between theoretical income taxes and income taxes recognised (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Tax Expenses [Abstract]
Profit/(loss) before tax	€ 14,392	€ 2,916		€ 3,531
Income tax rate	25.00%	32.00%		34.40%
Theoretical income taxes	€ 3,598	€ 933		€ 1,215
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	178	(102)		(165)
Recognition and utilization of previously unrecognized deferred tax assets	(1,954)	(410)		(454)
Deferred tax assets not recognized and write-downs	598	96		80
Permanent differences	(472)	(73)		(186)
Tax credits	(85)	(1)		(9)
Tax rate changes	53	0		0
Withholding tax	63	0		0
Other differences	(68)	61		67
Total Tax expense	€ 1,911	€ 504	[1]	€ 548	[1]
Effective tax rate	13.30%	17.30%		15.50%

[1]	Refer to Note 3, Scope of consolidation